JPMorgan Liquid Assets Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Capital Shares [Member] | Capital
Prospectus [Line Items]
Average Annual Return, Percent	5.30%	2.54%	1.86%